Document And Entity Information	3 Months Ended
Mar. 31, 2017
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	theMaven, Inc.
Entity Central Index Key	0000894871
Document Period End Date	Mar. 31, 2017
Entity Filer Category	Smaller Reporting Company